Fair Value Measurements - Key Assumptions Used for Valuation (Details)	Dec. 31, 2020 mo yr	Dec. 31, 2019 mo yr
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	65.0	65.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1	1.6
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	1.5	2.5
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.3	40.0